SCHEDULE OF FAIR VALUE HIERARCHY (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	[1]
Platform Operator, Crypto Asset [Line Items]
Warrant liabilities	$ 1,150,868
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Public Warrant [Member]
Platform Operator, Crypto Asset [Line Items]
Warrant liabilities
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Private Placement Warrant [Member]
Platform Operator, Crypto Asset [Line Items]
Warrant liabilities
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Public Warrant [Member]
Platform Operator, Crypto Asset [Line Items]
Warrant liabilities	722,047
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Private Placement Warrant [Member]
Platform Operator, Crypto Asset [Line Items]
Warrant liabilities	428,821
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Public Warrant [Member]
Platform Operator, Crypto Asset [Line Items]
Warrant liabilities
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Private Placement Warrant [Member]
Platform Operator, Crypto Asset [Line Items]
Warrant liabilities

[1]	Derived from audited information